Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	September 30, 2025	December 31, 2024
	U.S. dollars in thousands

Accrued vacation	3,662	3,166
Taxes payable	14	31
Estimated accrual for a certain batch production incident	2,138	2,182
Derivative liabilities	-	605
Accrued expenses	2,061	1,738
Other	184	662
	8,059	8,384